CHANGE IN FISCAL YEAR END	9 Months Ended
Dec. 31, 2017
CHANGE IN FISCAL YEAR END
CHANGE IN FISCAL YEAR END

(11)    CHANGE IN FISCAL YEAR END

During the nine-month period ended December 31, 2017, the Group changed its fiscal year end to December 31, effective December 31, 2017.

The consolidated financial statements for the nine-month period ended December 31, 2017 is not comparable to that as of and for the years ended March 31, 2016 and 2017. For comparison purposes, the Group included the selected data from unaudited consolidated income statement for the nine-month period ended December 31, 2016 as below:

	Nine months ended December 31,
	2016	2017
	RMB	RMB
Net revenues	435,436,426	490,059,099
Cost of revenues	218,885,233	259,049,753
Gross profit	216,551,193	231,009,346
Operating expenses	120,842,587	161,501,330

Income from operations	95,708,606	69,508,016
Other loss, net	(29,768,869)	(12,262,687)

Earnings before income taxes	65,939,737	57,245,329
Income tax expense	21,995,839	29,408,249

Net income	43,943,898	27,837,080